DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731
Deferred compensation expense	$ 29	$ 28	$ 28
Deferred compensation liability	267	208
Earnings on bank owned life insurance	126	131	134
Bank owned life insurance	4,668	4,541
Death benefits	10,900
Current portion of asset retirement obligation	122	118	115
Paid To Beneficiaries [Member]
Death benefits	2,400
Paid To Company [Member]
Death benefits	8,500
Executive Life Insurance [Member]
Current portion of asset retirement obligation	$ 56	$ 32	$ 34